Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.55%
Aerospace & Defense–4.12%
Airbus SE (France)	390,896	$57,671,169
MTU Aero Engines AG (Germany)	52,303	15,927,027
		73,598,196
Apparel Retail–1.24%
Industria de Diseno Textil S.A. (Spain)	660,913	22,239,948
Apparel, Accessories & Luxury Goods–2.00%
Fila Holdings Corp. (South Korea)	205,733	7,601,313
Kering S.A. (France)	24,315	14,934,910
LVMH Moet Hennessy Louis Vuitton SE (France)	30,376	13,271,635
		35,807,858
Application Software–3.15%
SAP SE (Germany)	347,430	45,465,700
Weimob, Inc. (China)(b)(c)	20,426,000	10,795,585
		56,261,285
Auto Parts & Equipment–1.13%
Continental AG (Germany)	77,130	8,821,342
Valeo S.A. (France)	382,006	11,380,411
		20,201,753
Automobile Manufacturers–2.34%
Suzuki Motor Corp. (Japan)	359,000	16,298,154
Volkswagen AG, Preference Shares (Germany)	142,127	25,588,610
		41,886,764
Casinos & Gaming–0.39%
Wynn Macau Ltd. (Macau)	3,350,000	6,947,271
Construction Machinery & Heavy Trucks–0.72%
Komatsu Ltd. (Japan)	583,100	12,812,085
Consumer Electronics–3.76%
Sony Corp. (Japan)	955,000	67,125,351
Data Processing & Outsourced Services–0.61%
Worldline S.A. (France)(b)(c)	154,153	10,881,048
Distillers & Vintners–2.83%
Diageo PLC (United Kingdom)	889,240	35,184,055
Pernod Ricard S.A. (France)	89,070	15,448,168
		50,632,223
Diversified Banks–2.12%
BNP Paribas S.A. (France)	313,973	16,695,279
ING Groep N.V. (Netherlands)	1,955,171	21,220,557
		37,915,836
Diversified Metals & Mining–2.49%
Anglo American PLC (South Africa)	1,699,783	44,537,738
Electronic Components–4.51%
Murata Manufacturing Co. Ltd. (Japan)	377,500	21,567,415
Shares		Value
Electronic Components–(continued)
Samsung Electro-Mechanics Co. Ltd. (South Korea)	216,285	$22,221,589
TDK Corp. (Japan)	346,900	36,772,906
		80,561,910
Electronic Manufacturing Services–0.96%
TE Connectivity Ltd.	185,047	17,057,632
Footwear–0.00%
China Hongxing Sports Ltd. (China)(c)(d)	36,005,000	26
Gold–0.97%
Agnico Eagle Mines Ltd. (Canada)	280,493	17,340,077
Health Care Equipment–0.83%
Medtronic PLC	128,140	14,792,482
Health Care Services–1.38%
Fresenius Medical Care AG & Co. KGaA (Germany)	317,643	24,583,483
Heavy Electrical Equipment–1.32%
Mitsubishi Electric Corp. (Japan)	1,713,100	23,638,971
Homebuilding–1.24%
Taylor Wimpey PLC (United Kingdom)	7,779,028	22,206,535
Hotels, Resorts & Cruise Lines–0.44%
Accor S.A. (France)	190,995	7,833,543
Human Resource & Employment Services–3.94%
Recruit Holdings Co. Ltd. (Japan)	1,799,700	70,386,653
Industrial Gases–2.76%
Air Liquide S.A. (France)	340,694	49,352,645
Industrial Machinery–1.17%
SMC Corp. (Japan)	48,200	20,855,344
Integrated Oil & Gas–2.34%
BP PLC (United Kingdom)	1,642,185	9,896,896
TOTAL S.A. (France)	654,959	31,916,607
		41,813,503
Integrated Telecommunication Services–2.96%
Nippon Telegraph & Telephone Corp. (Japan)	1,069,800	27,237,744
Spark New Zealand Ltd. (New Zealand)	8,549,671	25,676,977
		52,914,721
Interactive Home Entertainment–3.60%
NCSoft Corp. (South Korea)	21,881	11,641,296
Nexon Co. Ltd. (Japan)	828,700	11,141,527
Nintendo Co. Ltd. (Japan)	112,300	41,594,303
		64,377,126
Interactive Media & Services–1.77%
Tencent Holdings Ltd. (China)	666,200	31,633,230
Internet & Direct Marketing Retail–3.78%
Alibaba Group Holding Ltd., ADR (China)(c)	327,179	67,591,910

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Equity Fund

Shares		Value
Leisure Products–0.22%
Bandai Namco Holdings, Inc. (Japan)	66,700	$3,881,237
Life & Health Insurance–1.03%
Prudential PLC (United Kingdom)	1,037,502	18,465,043
Packaged Foods & Meats–4.65%
Danone S.A. (France)	450,791	36,100,317
Kikkoman Corp. (Japan)	283,000	13,674,753
WH Group Ltd. (Hong Kong)	35,168,500	33,319,974
		83,095,044
Personal Products–2.11%
Amorepacific Corp. (South Korea)	85,990	13,466,567
Hengan International Group Co. Ltd. (China)	1,984,500	14,426,716
LG Household & Health Care Ltd. (South Korea)	9,271	9,716,267
		37,609,550
Pharmaceuticals–4.10%
Bayer AG (Germany)	361,878	29,221,153
Novo Nordisk A/S, Class B (Denmark)	268,608	16,397,315
Takeda Pharmaceutical Co. Ltd. (Japan)	719,400	27,609,515
		73,227,983
Railroads–0.67%
Seibu Holdings, Inc. (Japan)	763,900	11,956,441
Restaurants–1.08%
Yum China Holdings, Inc. (China)	448,607	19,321,504
Semiconductors–7.47%
QUALCOMM, Inc.	299,806	25,576,450
Rohm Co. Ltd. (Japan)	91,300	6,577,236
SK Hynix, Inc. (South Korea)	299,945	23,263,737
STMicroelectronics N.V., New York Shares (Switzerland)	1,995,457	55,573,478
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	416,412	22,461,263
		133,452,164
Silver–2.47%
Wheaton Precious Metals Corp. (Canada)	1,500,073	44,177,150
Shares		Value
Soft Drinks–0.94%
Coca-Cola European Partners PLC (United Kingdom)	319,771	$16,823,152
Specialty Chemicals–1.33%
Akzo Nobel N.V. (Netherlands)	252,237	23,806,125
Specialty Stores–0.48%
Dufry AG (Switzerland)(c)	99,243	8,618,874
Systems Software–1.09%
Oracle Corp. Japan (Japan)	225,100	19,514,987
Tires & Rubber–0.89%
Bridgestone Corp. (Japan)	449,600	15,887,273
Tobacco–2.41%
Philip Morris International, Inc.	235,530	19,478,331
Swedish Match AB (Sweden)	417,140	23,626,874
		43,105,205
Trading Companies & Distributors–1.24%
ITOCHU Corp. (Japan)	951,000	22,189,053
Wireless Telecommunication Services–1.50%
Rogers Communications, Inc., Class B (Canada)	252,178	12,626,050
SK Telecom Co. Ltd. (South Korea)	73,386	14,116,095
		26,742,145
Total Common Stocks & Other Equity Interests (Cost $1,409,617,224)		1,689,660,077
Money Market Funds–3.97%
Invesco Government & Agency Portfolio,Institutional Class, 1.48% (Cost $71,044,957)(e)	71,044,957	71,044,956
TOTAL INVESTMENTS IN SECURITIES–98.52% (Cost $1,480,662,181)		1,760,705,033
OTHER ASSETS LESS LIABILITIES—1.48%		26,359,224
NET ASSETS–100.00%		$1,787,064,257
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $21,676,633, which represented 1.21% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$332,819,479	$1,356,840,572	$26	$1,689,660,077
Money Market Funds	71,044,956	—	—	71,044,956
Total Investments	$403,864,435	$1,356,840,572	$26	$1,760,705,033
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer International Equity Fund